Accrued liabilities - Other liabilities, short-term and long-term (Details) $ in Thousands, $ in Thousands	24 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Accrued liabilities
Current maturities		$ 5,074	$ 101,218	$ 407,190
Non-current		$ 133,727	$ 2,667,683	$ 1,469,595
Cancellations, or write off related to liabilities	$ 0